Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Financial Instruments [Line Items]
Cash flow hedges foreign currency forward contracts			$ 0
Interest rate swap agreements	450		450	750
Interest rate swap agreement expired		300	300
Unrealized net gain/(loss) included in AOCI	41		34	(18)
Maximum period of time on hedge exposure for foreign currency fair value hedges	31 days		31 days
Foreign currency forward contracts, notional amounts	55		71	47
Gain (loss) recognized on foreign currency forward contracts	$ (2)	$ (1)
Foreign Currency Forward Contracts [Member]
Financial Instruments [Line Items]
Maximum period to hedge foreign currency exposure	12 months		12 months